UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              WASHINGTON D.C. 20549
                                    FORM 13F
                               FORM 13F COVER PAGE

Report for the Quarter Ended: March 31, 2007



Institutional Investment Manager
Filing this Report:
                       Name:          Balasa Dinverno & Foltz
                                      LLC
                       Address:       500 Park Blvd.
                                      Suite 1400
                                      Itasca, IL  60143
                       13F File       28-11054
                       Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission. Person Signing this Report on Behalf of Reporting Manager:

Name:                 Armond A. Dinverno
Title:                Co-President
Phone:                630-875-4906
Signature,            Place,                and Date of Signing:
Armond A. Dinverno    Itasca, IL            March 31, 2007
Report Type (Check only one.):
                      [X]         13F HOLDINGS REPORT.
                      [  ]        13F NOTICE.
                      [  ]        13F COMBINATION REPORT.

FORM 13F SUMMARY PAGE
Report Summary:
Number of Other Included
Managers:                        0
Form 13F Information Table       105
Entry Total:
Form 13F Information Table     	 $392,629,000
Value Total:

     FORM 13F INFORMATION TABLE
                                                                                                               Voting Authority
                                                                                                            -----------------------
                                    Title of               Value     Shares    Sh/  Put/ Invstmt    Other
             Security                Class       Cusip    (x$1000)   Prn Amt   Prn  Call Dscretn   Managers   Sole     Shared  None
---------------------------------- ----------  ---------  --------  ---------  ---  ---  --------  -------- ---------  ------  ----
 PowerShares QQQ                   UNIT SER 1  73935A104       819     18,822   SH       Sole                  18,822
 S&P 500 SPDR                      UNIT SER 1  78462F103     1,062      7,481   SH       Sole                   7,481
 iShares MSCI EAFE                 MSCI EAFE   464287465    45,639    598,472   SH       Sole                 598,472
                                   IDX
 iShares Russell 1000 Growth       RUSSELL     464287614    79,093  1,421,266   SH       Sole               1,421,266
                                   1000GRW
 iShares Russell 1000 Index        RUSSELL     464287622       318      4,104   SH       Sole                   4,104
                                   1000
 iShares Russell 1000 Value        RUSSELL100  464287598    82,788    995,761   SH       Sole                 995,761
                                   0VAL
 iShares Russell 3000 Index        RUSSELL     464287689       233      2,817   SH       Sole                   2,817
                                   3000
 iShares S&P 500                   S&P 500     464287200    83,491    586,558   SH       Sole                 586,558
                                   INDEX
 iShares S&P 500/Barra Growth      S&P500 GRW  464287309       252      3,897   SH       Sole                   3,897
 iShares S&P 500/Barra Value       S&P 500     464287408       202      2,601   SH       Sole                   2,601
                                   VALUE
 iShares S&P 600 Growth            S&P SMLCAP  464287887    31,111    232,867   SH       Sole                 232,867
                                   600
 AT&T Inc. New                     COM         78387G103     1,633     41,413   SH       Sole                  41,413
 Abbott Laboratories               COM         002824100     2,714     48,633   SH       Sole                  48,633
 Allergan Inc.                     COM         184901023       433      3,909   SH       Sole                   3,909
 Allstate                          COM         200021012       705     11,731   SH       Sole                  11,731
 Altria Group                      COM         718154107       840      9,563   SH       Sole                   9,563
 American Express Company          COM         025816109       343      6,076   SH       Sole                   6,076
 American Int'l Group, Inc.        COM         268741071       553      8,229   SH       Sole                   8,229
 Amgen                             COM         311621007       274      4,904   SH       Sole                   4,904
 Anheuser Busch Co.                COM         352291033       360      7,141   SH       Sole                   7,141
 Apple Computer, Inc.              COM         378331003       357      3,840   SH       Sole                   3,840
 BankAmerica Corp.                 COM         605051044     1,041     20,399   SH       Sole                  20,399
 Boeing Company Capital            COM         970231056       400      4,495   SH       Sole                   4,495
 British Petroleum Amoco           COM         556221042     1,363     21,044   SH       Sole                  21,044
 C H Robinson                      COM         12541W100     1,114     23,180   SH       Sole                  23,180
 C V S Corp Del                    COM         126650100       248      7,263   SH       Sole                   7,263
 Carnival Corp.                    COM         143658102       325      6,945   SH       Sole                   6,945
 Caterpillar                       COM         149123101       460      6,856   SH       Sole                   6,856
 Charles Schwab                    COM         808513105       240     13,113   SH       Sole                  13,113
 ChevronTexaco Corp.               COM         166764100       983     13,289   SH       Sole                  13,289
 Cisco Systems                     COM         17275R102       722     28,287   SH       Sole                  28,287
 Citigroup Inc.                    COM         172967101     1,288     25,080   SH       Sole                  25,080
 Coca Cola                         COM         191216100       437      9,102   SH       Sole                   9,102
 ComCast                           COM         20030N101       346     13,317   SH       Sole                  13,317
 Conocophillips                    COM         718507106       562      8,226   SH       Sole                   8,226
 Dell Inc.                         COM         24702r101       501     21,584   SH       Sole                  21,584
 Diamond Management & Technology   COM         25278P106       403     34,454   SH       Sole                  34,454
 Consultant
 Disney                            COM         254687106       433     12,568   SH       Sole                  12,568
 Dupont                            COM         263534109       201      4,068   SH       Sole                   4,068
 Emerson Electric                  COM         291011104       225      5,219   SH       Sole                   5,219
 Exelon Corporation                COM         30161N101     1,457     21,200   SH       Sole                  21,200
 Exxon Mobil Corporation           COM         30231G102     3,053     40,461   SH       Sole                  40,461
 Ford Motor Company                COM         345370860       133     16,846   SH       Sole                  16,846
 General Electric                  COM         369604103     1,858     52,558   SH       Sole                  52,558
 Glaxosmithkline                   COM         37733W105       715     12,936   SH       Sole                  12,936
 Goldman Sachs Group               COM         38141G104       495      2,398   SH       Sole                   2,398
 Google Inc                        COM         38259p508       353        771   SH       Sole                     771
 Hewitt Associates Inc                                       1,847     63,179   SH       Sole                  63,179
 Hewlett-Packard Company           COM         428236103       924     23,021   SH       Sole                  23,021
 Home Depot                        COM         437076102       390     10,619   SH       Sole                  10,619
 Honeywell International           COM         438516106       201      4,372   SH       Sole                   4,372
 IBM                               COM         459200101       777      8,238   SH       Sole                   8,238
 Intel Corp.                       COM         458140100       900     47,069   SH       Sole                  47,069
 J P Morgan Chase & Co.            COM         46625H100     1,214     25,087   SH       Sole                  25,087
 Janus Capital Group Inc.          COM         860831106       330     15,779   SH       Sole                  15,779
 Johnson & Johnson                 COM         478160104     1,231     20,429   SH       Sole                  20,429
 Lehman Bros Holding Inc.          COM         524908100       224      3,201   SH       Sole                   3,201
 Lowes Companies Inc.              COM         548661107       227      7,223   SH       Sole                   7,223
  McDonald's Corporation            COM         580135101    10,233    227,140   SH       Sole                 227,140
 McGraw Hill Cos                   COM         580645109       216      3,433   SH       Sole                   3,433
 Medtronic, Inc.                   COM         585055106       319      6,511   SH       Sole                   6,511
 Mellon                            COM         58551A108       216      5,017   SH       Sole                   5,017
 Merck & Co, Inc.                  COM         589331107       426      9,643   SH       Sole                   9,643
 Merrill Lynch                     COM         590188108       322      3,937   SH       Sole                   3,937
 Metlife Inc.                      COM         59156R108       281      4,444   SH       Sole                   4,444
 Microsoft                         COM         594918104     1,502     53,884   SH       Sole                  53,884
 Monsanto Co.                      COM         61166W101       222      4,042   SH       Sole                   4,042
 Morgan Stanley / Dean Witter      COM         617446448     2,010     25,521   SH       Sole                  25,521
 Motorola Inc.                     COM         620076109       390     22,043   SH       Sole                  22,043
 National Semi-Conductor Corp.     COM         637640103       257     10,631   SH       Sole                  10,631
 News Corp. Ltd Class A            COM                         236     10,216   SH       Sole                  10,216
 Northern Trust                    COM         665859104       705     11,730   SH       Sole                  11,730
 Northfield Labs                   COM         666135108        59     16,205   SH       Sole                  16,205
 Novamed Eyecare Inc.              COM         66986W108       130     20,000   SH       Sole                  20,000
 Occidental Petroleum Corp         COM         674599105       232      4,701   SH       Sole                   4,701
 Oracle Corp.                      COM         68389X105       358     19,773   SH       Sole                  19,773
 Pepsico Inc                       COM         713448108       567      8,926   SH       Sole                   8,926
 Pfizer Incorporated               COM         717081103       788     31,189   SH       Sole                  31,189
 Procter & Gamble                  COM         742718109     1,023     16,201   SH       Sole                  16,201
 Prudential Securities             COM         744320102       371      4,107   SH       Sole                   4,107
 Qualcomm, Inc.                    COM         747525103       324      7,596   SH       Sole                   7,596
 Raytheon Company                  COM         755111507       249      4,745   SH       Sole                   4,745
 Schlumberger                      COM         806857108       410      5,938   SH       Sole                   5,938
 Serefex Corp.                     COM         81748P101         1     30,000   SH       Sole                  30,000
 Simon Property Group              COM         828806109       259      2,325   SH       Sole                   2,325
 Sprint Nextel Corp.               COM         852061100       388     20,483   SH       Sole                  20,483
 Sun Microsystems                  COM         866810104       283     47,146   SH       Sole                  47,146
 Target                            COM         8.76E+110       258      4,348   SH       Sole                   4,348
 Texas Instruments                 COM         882508104       250      8,295   SH       Sole                   8,295
 Tiffany & Co                      COM         886547108       296      6,512   SH       Sole                   6,512
 Time Warner Inc.                  COM         887317105       686     34,801   SH       Sole                  34,801
 Tyco International                COM         902124106       433     13,730   SH       Sole                  13,730
 US Bancorp                        COM         902973304       445     12,739   SH       Sole                  12,739
 Union Pacific                     COM         907818108       217      2,140   SH       Sole                   2,140
 United Health Care Corp.          COM         91324P102       363      6,860   SH       Sole                   6,860
 United Parcel Service Class B     COM         911312106       257      3,673   SH       Sole                   3,673
 United Technologies Corp.         COM         913017109       321      4,941   SH       Sole                   4,941
 Verizon Communications            COM         92343V104       594     15,672   SH       Sole                  15,672
 Viacom Inc. Class B               COM         925524308       275      6,688   SH       Sole                   6,688
 Wachovia Corporation              COM         929903102       493      8,964   SH       Sole                   8,964
 Wal-Mart                          COM         931142103       572     12,185   SH       Sole                  12,185
 Walgreen Company                  COM         931422109       432      9,422   SH       Sole                   9,422
 Washington Mutual Inc.            COM         939322103       319      7,891   SH       Sole                   7,891
 WellPoint Health Networks         COM         94973H108       219      2,697   SH       Sole                   2,697
 Wells Fargo & Co New              COM         949746101     1,966     57,113   SH       Sole                  57,113
 Wyeth                             COM         983024100       311      6,211   SH       Sole                   6,211
 YUM! Brands Inc.                  COM         895953107       298      5,155   SH       Sole                   5,155